SEGMENT INFORMATION (Details)	6 Months Ended
	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)
SEGMENT INFORMATION [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Performance and Making Key Decisions of Reviews Several Key Metrics [Abstract]
Principal transactions and proprietary trading	$ 315,337	$ 0
Total revenues	6,102,900	2,958,263
Commissions and brokerage fees	(1,639,072)	(172,712)
Interest expenses	(353,587)	(85,657)
Share-based compensation expenses	(6,104,672)	0
Research and development expenses	(387,425)	0
Operating loss	(7,710,156)	(922,254)
Other income (loss), net	(656,486)	(303,139)
Loss before income tax expenses	(8,366,642)	(1,225,393)
Income tax benefit	0	77,138
Net loss	(8,366,642)	(1,148,255)
Single Reportable Segment [Member]
Performance and Making Key Decisions of Reviews Several Key Metrics [Abstract]
Brokerage and commission income	4,165,385	1,289,384
Principal transactions and proprietary trading	315,337	0
Interest income	960,680	522,745
Software licensing and related support services income	661,498	1,146,134
Commissions and brokerage fees	(1,639,072)	(172,712)
Software licensing (including subscription based) and related support outsourcing cost	(487,860)	(507,822)
Interest expenses	(353,587)	(85,657)
Share-based compensation expenses	(6,104,672)	0
Research and development expenses	(387,425)	0
Other operating costs and expenses	(4,840,440)	(3,114,326)
Other income (loss), net	$ (656,486)	$ (303,139)